Acquisition and Deconsolidation of Subsidiary (Details 1) (USD $)				18 Months Ended		18 Months Ended		18 Months Ended		18 Months Ended		18 Months Ended		6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 TNS [Member]	Sep. 17, 2012 TNS [Member]	Dec. 31, 2012 ADEX Entities [Member]	Sep. 17, 2012 ADEX Entities [Member]	Dec. 31, 2012 ERFS [Member]	Dec. 17, 2012 ERFS [Member]	Dec. 31, 2012 Tropical [Member]	Dec. 31, 2011 Tropical [Member]	Dec. 31, 2012 RME [Member]	Dec. 31, 2011 RME [Member]	Jun. 30, 2013 A W Solutions [Member]	Apr. 15, 2013 A W Solutions [Member]
Allocation of final purchase price to assets and liabilities
Current assets				$ 474,732		$ 5,801,858		$ 798,135			$ 138,001		$ 63,900		$ 2,676,922
Goodwill				4,002,654		10,474,212		5,741,128		174,746		169,240		4,057,477
Intangible assets:
Customer list/relationships				1,790,048		3,309,143					162,016		452,092		3,381,000
URL's				2,552		2,552					2,552		2,552
Tradenames				347,182		2,888,382					47,555		131,443		884,000
Non-competes				79,670		116,047					1,368		2,553		371,000
Property and equipment				14,224		75,849		185,271			11,576		47,333		207,566
Deposits						12,227		63,493			11,606
Other assets	501,056	233,067	8,701												9,832
Current liabilities				(254,807)		(1,053,398)		(349,750)			(144,371)		(101,896)		(1,019,700)
Notes payable-bank								(92,259)			(221,373)		(207,722)
Notes payable-related party								(8,700)			(112,996)		(3,728)
Notes payable - other								(50,167)
Long-term deferred tax liability				(969,883)		(4,305,400)									(1,808,000)
Total Allocation of Purchase Consideration				$ 5,486,372	$ 5,486,372	$ 17,321,472	$ 17,321,472	$ 6,287,151	$ 6,287,151		$ 70,680		$ 555,767		$ 8,760,097